ALLIANCE
                           --------------------------
                                    ALL-ASIA
                           --------------------------
                                   INVESTMENT
                           --------------------------
                                      FUND
                           --------------------------

                                                                Annual Report
                                                                October 31, 1998

                                                      Alliance Capital [LOGO](R)

LETTER TO SHAREHOLDERS                         Alliance All-Asia Investment Fund
================================================================================

December 31, 1998

Dear Shareholder:

This annual shareholder report reviews investment results and market activity for Alliance All-Asia Investment Fund (the "Fund") for the six- and 12-month periods ended October 31, 1998.

INVESTMENT RESULTS

Over the 12 months ended October 31, 1998, equity markets around the region posted weak performance. During this period, Japan was down 14.4%, Hong Kong declined 4.6%, Singapore fell 22.4%, and South Korea tumbled 40.9%, all on a U.S.-dollar basis. During the period, most regional currencies depreciated against the U.S. dollar, except for the Thai baht and the Japanese yen, which both appreciated, and the Chinese renminbi and the Hong Kong dollar, which both stayed flat due to the currency peg system. Reflecting these weak numbers, the Morgan Stanley Capital International All Country ("MSCI AC") Asia Pacific Index, the performance benchmark of the Fund, was down 15.60% for the 12-month period ended October 31, 1998.

The Fund's Class A shares posted a total return of -22.28% at net asset value ("NAV") for the 12-month period ended October 31, 1998, underperforming the benchmark. Similarly, the Lipper Pacific Region Funds Average (the "Lipper Average") declined 21.64% for the same period. The Japanese equity market performed relatively well for the first six months of the period, but we were relatively underweighted in Japan. In addition, we partially hedged our exposure to Japan against possible Japanese yen weakness, but the sudden appreciation of the Japanese yen against the U.S. dollar added to our underperformance during the period.

--------------------------------------------------------------------------------

INVESTMENT RESULTS*
Periods Ended October 31, 1998
                                                           Total Returns
                                                     6 Months          12 Months
                                                     --------          ---------
Alliance All-Asia Investment Fund
  Class A                                             -18.72%           -22.28%
  Class B                                             -19.01%           -22.73%
  Class C                                             -18.98%           -22.70%

                                                           Total Returns
                                                     6 Months          12 Months
                                                     --------          ---------
MSCI AC Asia Pacific Index                             -7.66%           -15.60%
Lipper Pacific Region Funds Average                   -12.61%           -21.64%

* The Fund's investment results are total returns for the periods and are based on the net asset value of each class of shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Total return for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The MSCI AC Asia Pacific Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries including Australia, China (free)+, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Lipper Pacific Region Funds Average consists of funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average includes 50 funds for the six-month period and 48 funds for the 12-month period. An investor cannot invest directly in an index or an average.

+     Excludes shares which are not readily purchased by non-local investors.

      Additional investment results appear on page 3.

--------------------------------------------------------------------------------

ECONOMIC OUTLOOK

Seventeen months have passed since Thailand floated the baht, which started a global emerging markets crisis. We believe we will see more bankruptcies and bank recapitalizations going forward. On the other hand, it is hard to think of additional negative scenarios that have not been widely discussed and discounted by the equity markets. In Japan, the debt crisis of the financial system is being addressed by the government, which finally decided to inject public money into the banking sector.

We are optimistic about long-term Asian economic growth. We believe that the long-term economic growth rates in the region generally are not dramatically lower now than pre-crisis estimates. For example, we believe that annual economic growth rates of 8%, 6%, and 4% are realistic and attainable for China, Taiwan, and Hong Kong, respectively, as five- to 10-year targets. The spread of sovereign bonds over U.S. Treasuries decreased in

                                               Alliance All-Asia Investment Fund
================================================================================

September and October of 1998, which confirms that the crisis of investor confidence in Asia is being resolved.

PORTFOLIO STRATEGY AND OUTLOOK

We take full advantage of Alliance's global research team. We have our in-house Asian research teams in Tokyo, Hong Kong, Singapore and Mumbai. These teams keep in close contact with our U.S. and European research teams to exchange views and to identify industry trends in advance. On the basis of our in-depth fundamental research and frequent contact with corporate managements across the region, we hope to identify undervalued companies in the sector. As of the end of October, we are nearly fully invested in over fifty companies located in nine countries within the region.

As of October 31, 1998, your Fund was relatively overweighed in India, South Korea, and the Philippines and underweighed in Australia, Hong Kong, and Japan. The Fund had no exposure to Malaysia, Singapore, Taiwan or Thailand. The country weighting is an outcome of our stock selection based on our in-house analysts' company research.

At the end of the period, the Fund's largest holding was NTT Mobile Communications Network Inc. We participated the initial public offering for this company in September of 1998. This company has the largest number of cellular phone subscribers in the world and is dominating the Japanese mobile communications market. The Fund also invested 4% of its total portfolio in TDK Corporation of Japan. TDK manufactures MR heads, which are an important component of hard disk drives. We believe that the Year 2000 ("Y2K") computer conversion will fuel strong PC demand through 1999, which will also benefit TDK.

The software and systems integration business in Asia has also seen strong growth rates, particularly in India. Infosys Technologies, Ltd., NIIT, Ltd., and BFL Software, Ltd. serve premier overseas clients with possible solutions to systems integration issues, as well as Y2K issues, based on a competitive and talented pool of software engineers. We continue to overweight India because of these companies.

We also believe that the mobile telecommunication service providers benefit from the relatively low penetration of telecommunication services in the region. We selectively invest in the mobile telecom service operators whose growth potential more than justifies their stock price valuations.

We feel that favorable external economic factors, such as a weaker U.S. dollar and lower U.S. interest rates, will continue to help the Asian recovery. We also see the evidence that investor confidence has returned to the Asian markets in the form of lower risk premiums. We seek to distinguish those companies with sound fundamentals, strong management, and clear shareholder orientation through our internal research team.

We appreciate your continued interest and investment in Alliance All-Asia Investment Fund, and look forward to reporting to you again on the Fund's investment results.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Hiroshi Motoki

Hiroshi Motoki
Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES             Alliance All-Asia Investment Fund
================================================================================

Alliance All-Asia Investment Fund seeks long-term capital appreciation. The Fund invests principally in a non-diversified portfolio of equity securities issued by companies based in Asia and the Pacific region.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of October 31, 1998

                               ------------------
                                 CLASS A SHARES
                               ------------------

                                                  Without               With
                                                Sales Charge        Sales Charge
                                                ================================
One Year                                           -22.28%             -25.54%
Since Inception*                                   -11.87%             -12.83%

                               ------------------
                                 CLASS B SHARES
                               ------------------

                                                  Without               With
                                                Sales Charge        Sales Charge
                                                ================================
One Year                                           -22.73%             -25.82%
Since Inception*                                   -12.44%             -12.66%

                               ------------------
                                 CLASS C SHARES
                               ------------------

                                                  Without               With
                                                Sales Charge        Sales Charge
                                                ================================
One Year                                           -22.70%             -23.48%
Since Inception*                                   -12.41%             -12.41%

SEC Average Annual Total Returns as of the most recent quarter-end (September 30, 1998)

                                   Class A            Class B            Class C
                                   -------            -------            -------
1 Year                             -40.02%            -40.33%            -38.35%
Since Inception*                   -14.30%            -14.11%            -13.85%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
*     Inception date for Classes A, B & C is 11/28/94.

                                               Alliance All-Asia Investment Fund
================================================================================

ALLIANCE ALL-ASIA INVESTMENT FUND
GROWTH OF A $10,000 INVESTMENT
11/30/94* TO 10/31/98

            [The following table was represented as a mountain chart
                           in the printed material.]

   <<< NEED PLOT POINTS TO INSERT HERE FOR MISSING VALUES IN TABLE BELOW. >>>

                    11/30/94     10/31/95     10/31/96     10/31/97     10/31/98
                    --------     --------     --------     --------     --------
Lipper Pacific
Region Funds
Average:                                                                 $6,630

MSCI AC Asia
Pacific Index:                                                           $6,423

All-Asia
Investment
Fund
Class A:                                                                 $5,828

      This chart illustrates the total value of an assumed $10,000 investment in Alliance All-Asia Investment Fund Class A shares (from 11/30/94 to 10/31/98) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

      The Morgan Stanley Capital International AC Asia Pacific Index is unmanaged and is a common measure of overall stock market activity in 15 Pacific region countries.

      The Lipper Pacific Region Funds Average reflects performance of 34 funds. These funds have generally similar investment objectives to Alliance All-Asia Investment Fund, although the investment policies of some funds included in the average may vary.

      When comparing Alliance All-Asia Investment Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses.

--------------------------------------------------------------------------------

*     Month-end nearest to Fund's inception date of 11/28/94.

TEN LARGEST HOLDINGS
October 31, 1998                               Alliance All-Asia Investment Fund
================================================================================

-----------------------------------------------------------------------------------------------
COMPANY                                                   U.S. $ VALUE    PERCENT OF NET ASSETS
-----------------------------------------------------------------------------------------------
NTT Mobile Comm Network Inc.--Provides various
  telecommunication services                               $  758,559             4.7%
-----------------------------------------------------------------------------------------------
TDK Corp.--Manufactures magnetic tapes and
  floppy discs                                                658,945             4.0
-----------------------------------------------------------------------------------------------
Takeda Chemical Industries--Produces and sells
  health-care related products                                585,328             3.6
-----------------------------------------------------------------------------------------------
Sony Corp.--Develops and manufactures consumer and
  industrial electronic equipment                             577,778             3.5
-----------------------------------------------------------------------------------------------
Honda Motor Co., Ltd.--A company who develops,
  manufactures, distributes, and finances motorcycles,
  automobiles and power products                              570,571             3.5
-----------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical--Manufactures and markets
  a variety of pharmaceutical products                        544,487             3.3
-----------------------------------------------------------------------------------------------
Nintendo Co., Ltd.--Manufactures and markets video
  games and related products                                  541,433             3.3
-----------------------------------------------------------------------------------------------
Rohm Co.--Makes custom linear ICs and semiconductor
  devices mainly for consumer electronics                     530,245             3.3
-----------------------------------------------------------------------------------------------
Canon, Inc.--Manufactures office equipment, cameras
  and video equipment                                         529,730             3.2
-----------------------------------------------------------------------------------------------
Fuji Photo Film Co.--Manufactures film for general,
  medical, printing, office, and movie use                    512,913             3.1
-----------------------------------------------------------------------------------------------
                                                           $5,809,989            35.5%
-----------------------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
October 31, 1998                               Alliance All-Asia Investment Fund
================================================================================

--------------------------------------------------------------------------------
                                          U.S. $ VALUE     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Basic Industries                           $ 1,068,383             6.5%
--------------------------------------------------------------------------------
Capital Goods                                  602,132             3.7
--------------------------------------------------------------------------------
Consumer Manufacturing                       1,962,109            12.0
--------------------------------------------------------------------------------
Consumer Services                            2,662,467            16.3
--------------------------------------------------------------------------------
Consumer Staples                               961,038             5.9
--------------------------------------------------------------------------------
Finance                                      1,124,727             6.9
--------------------------------------------------------------------------------
Healthcare                                   1,541,450             9.4
--------------------------------------------------------------------------------
Multi-Industry                                 547,166             3.3
--------------------------------------------------------------------------------
Technology                                   3,693,844            22.6
--------------------------------------------------------------------------------
Utilities                                    2,030,559            12.4
--------------------------------------------------------------------------------
Total Investments*                          16,193,875            99.0
--------------------------------------------------------------------------------
Cash and receivables,
  net of liabilities                           157,540             1.0
--------------------------------------------------------------------------------
Net Assets                                 $16,351,415           100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     Excludes short-term obligations

PORTFOLIO OF INVESTMENTS
October 31, 1998                               Alliance All-Asia Investment Fund
================================================================================

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-99.0%
AUSTRALIA-7.0%
Hoyts Cinemas Group .............................        250,000    $   223,527
Normandy Mining, Ltd. ...........................        306,979        274,472
Tabcorp Holdings, Ltd. ..........................         43,750        291,163
Woolworths, Ltd. ................................        103,680         364,970
                                                                    -----------
                                                                      1,154,132
                                                                    -----------

CHINA-1.6%
Yanzhou Coal Mining Co., Ltd. Cl. H .............        912,000        178,985
Zhejiang Southeast Electric Power Co., Ltd.
  (GDR) (a)(b) ..................................          8,000         84,000
                                                                    -----------
                                                                        262,985
                                                                    -----------

HONG KONG-4.6%
Cheung Kong Holdings, Ltd. ......................         24,000        164,235
Dao Heng Bank Group, Ltd. .......................         20,000         41,575
Dickson Concepts, Ltd. ..........................        140,000        135,571
HSBC Holdings, Plc ..............................          3,300         75,629
Hutchison Whampoa, Ltd. .........................         12,000         85,991
NG Fung Hong, Ltd. ..............................        100,000         88,444
Smartone Telecom Holdings, Ltd. .................         42,000        119,303
Sun Hung Kai Properties, Ltd. ...................          7,000         48,580
                                                                    -----------
                                                                        759,328
                                                                    -----------

INDIA-13.8%
BFL Software, Ltd. (a) ..........................         18,000        223,115
Hindustan Petroleum Corp. .......................         55,300        347,395
Indian Hotels Co., Ltd. (GDR) ...................         30,000        275,250
Industrial Credit & Inv. Corp. (GDR) (b) ........         15,600         87,360
  (GDR) .........................................         15,000         84,000
Infosys Technologies, Ltd. ......................          6,000        345,480
Leading Edge Systems, Ltd. ......................         20,000        205,310
Mahanagar Telephone Nigam, Ltd. (GDR) ...........          4,500         49,388
NIIT, Ltd. ......................................         10,000        300,885
Videsh Sanchar Nigam, Ltd. (GDR) (b) ............          1,700         17,808
Zee Telefilms, Ltd. .............................         20,000        317,640
                                                                    -----------
                                                                      2,253,631
                                                                    -----------

INDONESIA-0.7%
PT Tambang Timah ................................        200,000        109,868
                                                                    -----------

JAPAN-61.7%
Acom Co., Ltd. ..................................          5,000        279,279
Advantest Corp. (c) .............................          3,000        189,189
Alps Electric Co., Ltd. .........................         14,000        192,673
Bank Of Tokyo-Mitsubishi ........................            200          1,855
Bridgestone Corp. (c) ...........................         21,000        462,162
Canon, Inc. .....................................         28,000        529,730
Daito Trust Construction Co., Ltd. ..............         29,300        250,137
Familymart Co., Ltd. ............................          3,000        152,124
Fuji Photo Film Co. (c) .........................         14,000        512,913
Honda Motor Co., Ltd. (c) .......................         19,000        570,571
Hoya Corp. (c) ..................................          6,000        256,885
Japan Tobacco, Inc. .............................             45        377,220
Kao Corp. .......................................         10,000        202,488
Kokuyo ..........................................         11,000        146,289
Mabuchi Motor Co., Ltd. .........................          3,000        195,624
Nintendo Co., Ltd. (c) ..........................          6,400        541,433
Nippon Electric Glass Co., Ltd. .................         15,000        156,371
NTT Mobile Comm Network Inc. ....................             21        758,559
Promise Co., Ltd. ...............................          5,000        226,083
Rohm Co. (c) ....................................          6,000        530,245
Santen Pharmaceutical Co. (c) ...................         24,000        411,634
Shin-Etsu Chemical Co., Ltd. ....................         10,000        199,056
Shohkoh Fund & Co., Ltd. ........................          1,300        395,410
Sony Corp. (c) ..................................          9,100        577,778
Takeda Chemical Industries ......................         18,000        585,328

PORTFOLIO OF INVESTMENTS (continued)           Alliance All-Asia Investment Fund
================================================================================

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
TDK Corp. .......................................         10,000    $   658,945
Uni-Charm Corp. .................................          4,000        181,896
Yamanouchi Pharmaceutical........................         19,000        544,487
                                                                    -----------
                                                                     10,086,364
                                                                    -----------

NEW ZEALAND-0.9%
Lion Nathan, Ltd. ...............................         53,700        140,762
                                                                    -----------

PHILIPPINES-4.4%
Manila Electric Co. Series B.....................        121,400        358,032
Philippine Long Distance Telephone ..............         15,000        358,736
                                                                    -----------
                                                                        716,768
                                                                    -----------

SOUTH KOREA-4.3%
Pohang Iron & Steel Co., Ltd. (ADR) .............         17,000        306,000
S.K. Telecom Co., Ltd. ..........................            570        404,037
                                                                    -----------
                                                                        710,037
                                                                    -----------

Total Common Stocks (cost $17,399,648) ..........                    16,193,875
                                                                    -----------

                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
TIME DEPOSIT-5.5%
UNITED STATES-5.5%
Dresdner 5.56%, 11/02/98 (cost $900,000) ........           $900    $   900,000
                                                                    -----------

TOTAL INVESTMENTS-104.5% (cost $18,299,648) .....                    17,093,875
Other assets less liabilities-(4.5%) ............                      (742,460)
                                                                    -----------

NET ASSETS-100% .................................                   $16,351,415
                                                                    ===========

--------------------------------------------------------------------------------
(a)   Non-income producing security

(b) Securities are exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $189,168 or 1.16% of net assets.

(c) Securities, or a portion thereof, with an aggregate market value of $3,248,581 have been segregated to collateralize forward exchange currency contracts.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998                               Alliance All-Asia Investment Fund
================================================================================

ASSETS
  Investments in securities, at value (cost $18,299,648) .......   $ 17,093,875
  Cash, at value (cost $62,650) ................................         62,680
  Receivable for capital stock sold ............................        761,880
  Dividends and interest receivable ............................         52,980
  Deferred organization expenses ...............................         42,790
  Receivable from Adviser ......................................         32,412
                                                                   ------------
  Total assets .................................................     18,046,617
                                                                   ------------
LIABILITIES
  Payable for investment securities purchased ..................      1,088,940
  Unrealized depreciation of forward exchange currency contracts        388,774
  Payable for capital stock redeemed ...........................         13,599
  Distribution fee payable .....................................          9,217
  Accrued expenses .............................................        194,672
                                                                   ------------
  Total liabilities ............................................      1,695,202
                                                                   ------------
NET ASSETS .....................................................   $ 16,351,415
                                                                   ============
COMPOSITION OF NET ASSETS
  Captial stock, at par ........................................   $      2,834
  Additional paid-in capital ...................................     30,333,902
  Undistributed net investment income ..........................         59,962
  Accumulated net realized loss on investments and foreign
    currency transactions ......................................    (12,456,242)
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities ................     (1,589,041)
                                                                   ------------
                                                                   $ 16,351,415
                                                                   ============
CALCULATION OF MAXIMUM OFFERING PRICE
  Class A Shares
  Net asset value and redemption price per share
    ($3,777,878 / 644,281 shares of capital stock issued and
    outstanding) ...............................................          $5.86
  Sales charge--4.25% of public offering price .................            .25
                                                                          -----
  Maximum offering price .......................................          $6.11
                                                                          =====
  Class B Shares
  Net asset value and offering price per share
    ($8,844,303 / 1,548,768 shares of capital stock issued
    and outstanding) ...........................................          $5.71
                                                                          =====
  Class C Shares
  Net asset value and offering price per share
    ($1,717,049 / 300,050 shares of capital stock issued
    and outstanding) ...........................................          $5.72
                                                                          =====
  Advisor Class Shares
  Net asset value, redemption, and offering per share
    ($2,012,185 / 340,919 shares of capital stock issued
    and outstanding) ...........................................          $5.90
                                                                          =====

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
October 31, 1998                               Alliance All-Asia Investment Fund
================================================================================

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $21,375) ....      $   337,684
  Interest ................................................           57,155       $   394,839
                                                                 -----------

EXPENSES
  Advisory fee ............................................          178,047
  Distribution fee - Class A ..............................           13,958
  Distribution fee - Class B ..............................          100,279
  Distribution fee - Class C ..............................           18,084
  Custodian ...............................................          150,535
  Transfer agency ......................................          125,660
  Audit and legal .........................................           82,145
  Registration ............................................           55,496
  Amortization of organization expenses ...................           40,057
  Taxes ...................................................           39,043
  Printing ................................................           36,637
  Administrative ..........................................           26,707
  Directors' fees .........................................           24,000
  Miscellaneous ...........................................           21,527
                                                                 -----------
  Total expenses ..........................................          912,175
  Less expenses waived and reimbursed by the Adviser ......         (169,410)          742,765
                                                                 -----------       -----------
  Net investment loss .....................................                           (347,926)
                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions ............                         (7,442,593)
  Net realized gain on foreign currency transactions ......                            398,837
  Net change in unrealized depreciation of:
    Investments ...........................................                          3,685,890
    Foreign currency denominated assets and liabilities ...                           (375,837)
                                                                                   -----------
  Net loss on investments and foreign currency transactions                         (3,733,703)
                                                                                   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ................                        $(4,081,629)
                                                                                   ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS             Alliance All-Asia Investment Fund
================================================================================

                                                                                  Year Ended         Year Ended
                                                                                  October 31,        October 31,
                                                                                     1998               1997
                                                                                 ------------       ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss .....................................................      $   (347,926)      $   (830,892)
  Net realized loss on investments and foreign currency transactions ......         7,043,756)        (5,174,455)
  Net change in unrealized depreciation of investments and foreign currency
    denominated assets and liabilities ....................................         3,310,053         (3,031,796)
                                                                                 ------------       ------------
  Net decrease in net assets from operations ...        (4,081,629)        (9,037,143)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A ...............................................................                -0-          (362,976)
    Class B ...............................................................                -0-          (710,027)
    Class C ...............................................................                -0-          (103,481)
    Advisor Class .........................................................                -0-            (5,766)

CAPITAL STOCK TRANSACTIONS
  Net decrease ............................................................          (119,649)        (9,550,773)
                                                                                 ------------       ------------
  Total decrease ..........................................................        (4,201,278)       (19,770,166)

NET ASSETS
  Beginning of year .......................................................        20,552,693         40,322,859
                                                                                 ------------       ------------
  End of year (including undistributed net investment income of $9,051
    at October 31, 1997) ..................................................      $ 16,351,415       $ 20,552,693
                                                                                 ============       ============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1998                               Alliance All-Asia Investment Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance All-Asia Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as a open-end management investment company. The Fund offers
Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $201,500 have been deferred and are being amortized on a straight-line basis through October, 1999.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales of investments and forward exchange currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

                                               Alliance All-Asia Investment Fund
================================================================================

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses, resulted in a net decrease in accumulated net realized loss on investments and foreign currency transactions and a corresponding increase in undistributed net investment income. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Effective July 1, 1998 the Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed an annual basis of 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the year ended October 31, 1998, such waivers and reimbursement amounted to $134,448. The Adviser may terminate the voluntary waiver at any time.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average daily net assets. For the year ended October 31, 1998, the Adviser agreed to waive its fees. Such waiver amounted to $26,707.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $80,098 for the year ended October 31, 1998.

In addition, for the year ended October 31, 1998, the Fund's expenses were reduced by $8,255 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $9,560 from the sales of Class A shares and $437, $69,438 and $1,601 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended October 31, 1998.

NOTES TO FINANCIAL STATEMENTS (continued)      Alliance All-Asia Investment Fund
================================================================================

Brokerage commissions paid on investment transactions for the year ended October 31, 1998 amounted to $121,751, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,011,503 and $240,465 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $18,324,364 and $15,414,943, respectively, for the year ended October 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 1998.

At October 31, 1998, the cost of investments for federal income tax purposes was substantially the same. Accordingly, gross unrealized appreciation of investments was $1,201,054 and gross unrealized depreciation of investments was $2,406,827 resulting in net unrealized depreciation of $1,205,773 (excluding foreign currency transactions).

The Fund had a net capital loss carryover of $12,456,151, of which $5,008,025 expires October 31, 2005, and $7,448,126 expires October 31, 2006. To the extent that any net capital loss carryover or post-October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

                                               Alliance All-Asia Investment Fund
================================================================================

At October 31, 1998, the Fund had outstanding forward exchange currency contracts, as follows:

                                                                                   U.S. $
                                          Contract            U.S. $              Value on
                                           Amount             Current            Origination            Unrealized
                                           (000)               Value                Date               Depreciation
                                         ----------          ----------          ------------          ------------
Forward Exchange
Currency Sale Contracts
Japanese Yen,
  settling 12/17/98.............            339,681          $2,933,774          $  2,545,000          $   (388,774)

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                                         ------------------------------          ----------------------------------
                                                     SHARES                                   AMOUNT
                                         ------------------------------          ----------------------------------
                                         Year Ended          Year Ended          Year Ended            Year Ended
                                         October 31,         October 31,         October 31,           October 31,
                                            1998                1997                1998                   1997
                                         ----------          ----------          ------------          ------------
Class A
Shares sold ....................          2,992,159             774,765          $ 18,903,363          $  7,493,418
Shares issued in reinvestment of
  distributions ................                 -0-             29,448                    -0-              321,278
Shares converted from Class B ..             11,757              12,185                78,666               128,940
Shares redeemed ................         (3,144,145)         (1,145,077)          (20,297,907)          (11,393,804)
                                         ----------          ----------          ------------          ------------
Net decrease ...................           (140,229)           (328,679)         $ (1,315,878)         $ (3,450,168)
                                         ==========          ==========          ============          ============
Class B
Shares sold ....................          1,784,537           1,070,451          $ 11,105,833          $ 10,641,169
Shares issued in reinvestment of
  distributions ................                 -0-             42,591                    -0-              458,704
Shares converted to Class A ....            (12,033)            (12,388)              (78,666)             (128,940)
Shares redeemed ................         (1,770,993)         (1,735,240)          (11,089,438)          (17,475,408)
                                         ----------          ----------          ------------          ------------
Net increase (decrease) ........              1,511            (634,586)         $    (62,271)         $ (6,504,475)
                                         ==========          ==========          ============          ============
Class C
Shares sold ....................            419,389             182,241          $  2,891,821          $  1,850,152
Shares issued in reinvestment of
  distributions ................                 -0-              8,253                    -0-               88,889
Shares redeemed ................           (370,637)           (326,841)           (2,560,420)           (3,438,732)
                                         ----------          ----------          ------------          ------------
Net increase (decrease) ........             48,752            (136,347)         $    331,401          $ (1,499,691)
                                         ==========          ==========          ============          ============

NOTES TO FINANCIAL STATEMENTS (continued)      Alliance All-Asia Investment Fund
================================================================================

                                         ------------------------------          ----------------------------------
                                                     SHARES                                   AMOUNT
                                         ------------------------------          ----------------------------------
                                         Year Ended          Year Ended          Year Ended            Year Ended
                                         October 31,         October 31,         October 31,           October 31,
                                            1998                1997                1998                   1997
                                         ----------          ----------          ------------          ------------
Advisor Class
Shares sold ....................            385,020             265,011          $  2,330,830          $  2,733,346
Shares issued in reinvestment of
  distributions ................                 -0-                529                    -0-                5,766
Shares redeemed ................           (221,111)            (91,004)           (1,403,731)             (835,551)
                                         ----------          ----------          ------------          ------------
Net increase ...................            163,909             174,536          $    927,099          $  1,903,561
                                         ==========          ==========          ============          ============

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1998.

FINANCIAL HIGHLIGHTS                           Alliance All-Asia Investment Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ---------------------------------------------------------
                                                                        CLASS A
                                                ---------------------------------------------------------
                                                                                          November 28,
                                                         Year Ended October 31,               1994(a)
                                                --------------------------------------          to
                                                  1998             1997          1996    October 31, 1995
                                                -------          -------       -------   ----------------
Net asset value, beginning of period .....      $  7.54          $ 11.04       $ 10.45        $10.00
                                                -------          -------       -------        ------
Income From Investment Operations
Net investment loss (b)(c) ...............         (.10)            (.21)         (.21)         (.19)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................        (1.58)           (2.95)          .88           .64
                                                -------          -------       -------        ------
Net increase (decrease) in net asset value
  from operations ........................        (1.68)           (3.16)          .67           .45
                                                -------          -------       -------        ------
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................          -0-             (.34)         (.08)           -0-
                                                -------          -------       -------        ------
Net asset value, end of period ...........      $  5.86          $  7.54       $ 11.04        $10.45
                                                =======          =======       =======        ======
Total Return
Total investment return based on net asset
  value (d) ..............................       (22.28)%         (29.61)%        6.43%         4.50%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $ 3,778          $ 5,916       $12,284        $2,870
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements          3.74%(e)         3.45%         3.37%         4.42%(f)
  Expenses, before waivers/reimbursements          4.63%            3.57%         3.61%        10.57%(f)
  Net investment loss, net of waivers/
    reimbursements .......................        (1.50)%          (1.97)%       (1.75)%       (1.87)%(f)
Portfolio turnover rate ..................           93%              70%           66%           90%

--------------------------------------------------------------------------------
See footnote summary on page 20.

FINANCIAL HIGHLIGHTS (continued)               Alliance All-Asia Investment Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ---------------------------------------------------------
                                                                        CLASS B
                                                ---------------------------------------------------------
                                                                                          November 28,
                                                         Year Ended October 31,               1994(a)
                                                --------------------------------------          to
                                                  1998             1997          1996    October 31, 1995
                                                -------          -------       -------   ----------------
Net asset value, beginning of period .....      $  7.39          $ 10.90       $ 10.41        $10.00
                                                -------          -------       -------        ------
Income From Investment Operations
Net investment loss (b)(c) ...............         (.14)            (.28)         (.28)         (.25)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................        (1.54)           (2.89)          .85           .66
                                                -------          -------       -------        ------
Net increase (decrease) in net asset value
  from operations ........................        (1.68)           (3.17)          .57           .41
                                                -------          -------       -------        ------
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................           -0-            (.34)         (.08)           -0-
                                                -------          -------       -------        ------
Net asset value, end of period ...........      $  5.71          $  7.39       $ 10.90        $10.41
                                                =======          =======       =======        ======
Total Return
Total investment return based on net asset
  value (d) ..............................       (22.73)%         (30.09)%        5.49%         4.10%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $ 8,844          $11,439       $23,784        $5,170
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements          4.49%(e)         4.15%         4.07%         5.20%(f)
  Expenses, before waivers/reimbursements          5.39%            4.27%         4.33%        11.32%(f)
  Net investment loss, net of waivers/
    reimbursements .......................        (2.22)%          (2.67)%       (2.44)%       (2.64)%(f)
Portfolio turnover rate ..................           93%              70%           66%           90%

--------------------------------------------------------------------------------
See footnote summary on page 20.

                                               Alliance All-Asia Investment Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ---------------------------------------------------------
                                                                        CLASS C
                                                ---------------------------------------------------------
                                                                                          November 28,
                                                         Year Ended October 31,               1994(a)
                                                --------------------------------------          to
                                                  1998             1997          1996    October 31, 1995
                                                -------          -------       -------   ----------------
Net asset value, beginning of period .....      $  7.40          $ 10.91       $ 10.41        $10.00
                                                -------          -------       -------        ------
Income From Investment Operations
Net investment loss (b)(c) ...............         (.14)            (.27)         (.28)         (.35)
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................        (1.54)           (2.90)          .86           .76
                                                -------          -------       -------        ------
Net increase (decrease) in net asset value
  from operations ........................        (1.68)           (3.17)          .58           .41
                                                -------          -------       -------        ------
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................           -0-            (.34)         (.08)          -0-
                                                -------          -------       -------        ------
Net asset value, end of period ...........      $  5.72          $  7.40       $ 10.91        $10.41
                                                =======          =======       =======        ======
Total Return
Total investment return based on net asset
  value (d) ..............................       (22.70)%         (30.06)%        5.59%         4.10%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $ 1,717          $ 1,859       $ 4,228        $  597
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements          4.48%(e)         4.15 %        4.07%         5.84%(f)
  Expenses, before waivers/reimbursements          5.42%            4.27%         4.30%        11.38%(f)
  Net investment loss, net of waivers/
    reimbursements .......................        (2.20)%          (2.66)%       (2.42)%       (3.41)%(f)
Portfolio turnover rate ..................           93%              70%           66%           90%

--------------------------------------------------------------------------------
See footnote summary on page 20.

FINANCIAL HIGHLIGHTS (continued)               Alliance All-Asia Investment Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                --------------------------------------------
                                                               ADVISOR CLASS
                                                --------------------------------------------
                                                  Year Ended October 31,    October 2, 1996(g)
                                                ------------------------           to
                                                  1998             1997     October 31, 1996
                                                -------          -------    ----------------
Net asset value, beginning of period .....      $  7.56          $ 11.04        $ 11.65
                                                -------          -------        -------
Income From Investment Operations
Net investment loss (b)(c) ...............         (.08)            (.15)            -0-
Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...........................        (1.58)           (2.99)          (.61)
                                                -------          -------        -------
Net decrease in net asset value
  from operations ........................        (1.66)           (3.14           (.61)
                                                -------          -------        -------
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions ...........................           -0-            (.34)            -0-
                                                -------          -------        -------
Net asset value, end of period ...........      $  5.90          $  7.56        $ 11.04
                                                =======          =======        =======
Total Return
Total investment return based on net asset
  value (d) ..............................       (21.96)%         (29.42)%        (5.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $ 2,012          $ 1,338        $    27
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements          3.46%(e)         3.21%          4.97%(f)
  Expenses, before waivers/reimbursements          4.39%            3.43%          5.54%(f)
  Net investment loss, net of waivers/
    reimbursements .......................         1.22%           (1.51)%         1.63%(f)
Portfolio turnover rate ..................           93%              70%            66%

--------------------------------------------------------------------------------
(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended October 31, 1998, the ratios of expenses to average net assets were 3.70%, 4.44%, 4.44% and 3.41% for Class A, B, C and Advisor Class shares, respectively.

(f)   Annualized.

(g)   Commencement of distribution.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                           Alliance All-Asia Investment Fund
================================================================================

To the Shareholders and Board of Directors
Alliance All-Asia Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance All-Asia Investment Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance All-Asia Investment Fund, Inc. at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
December 2, 1998

                                               Alliance All-Asia Investment Fund
================================================================================

DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler (1)
John H. Dobkin (1)
W.H. Henderson (1)
Stig Host (1)
Alan Stoga (1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Karan Trehan, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Hiroshi Motoki, Vice President
Samir Arora, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY10004

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY10019

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

--------------------------------------------------------------------------------
(1)   Members of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income
Alliance Bond Fund
  U.S. Government Portfolio
  Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income
Alliance Municipal Income Fund
  California Portfolio
  Insured California Portfolio
  Insured National Portfolio
  National Portfolio
  New York Portfolio
Alliance Municipal Income Fund II
  Arizona Portfolio
  Florida Portfolio
  Massachusetts Portfolio
  Michigan Portfolio
  Minnesota Portfolio
  New Jersey Portfolio
  Ohio Portfolio
  Pennsylvania Portfolio
  Virginia Portfolio

Money Market
AFD Exchange Reserves

Growth
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

Growth & Income
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

International
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional
Premier Growth
Quasar
Real Estate Investment

Closed-End Funds
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

Cash Management Services
ACM Institutional Reserves
  Government Portfolio
  Prime Portfolio
  Tax-Free Portfolio
  Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
  California Portfolio
  Connecticut Portfolio
  Florida Portfolio
  General Portfolio
  Massachusetts Portfolio
  New Jersey Portfolio
  New York Portfolio
  Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
  Prime Portfolio
  Government Portfolio
  General Municipal Portfolio

ALLIANCE ALL-ASIA INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AAIAR